Convertible Redeemable Preferred Shares - Re-designation (Details)	1 Months Ended												4 Months Ended	12 Months Ended	24 Months Ended
	Sep. 30, 2019 USD ($) shares	Aug. 31, 2019 shares	Apr. 30, 2019 CNY (¥) shares	Apr. 30, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥) shares	Dec. 31, 2016 shares	Nov. 30, 2016 shares	May 31, 2016 shares	Mar. 31, 2016 shares	Sep. 30, 2015 shares	Jun. 30, 2012 shares	Nov. 30, 2011 shares	Jan. 31, 2018 shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 shares
Series B-3 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs (in shares) | shares		56,105,000	17,215,818	17,215,818	10,027,455		7,220,212			12,141,515
Total amount | ¥			¥ 30,896,752		¥ 27,140,000
Difference between the fair value and the par value of the ordinary shares | ¥			¥ 29,956,000
Difference between the fair value of the preferred shares and the fair value of the ordinary shares | $				$ 11,230,000
Re-designation of ordinary shares | ¥														¥ (29,966,000)
Series B-4 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs (in shares) | shares		20,982,000	11,643,239	11,643,239		2,334,688			7,004,073
Total amount | ¥			¥ 36,756,000
Difference between the fair value and the par value of the ordinary shares | ¥			¥ 20,261,000
Difference between the fair value of the preferred shares and the fair value of the ordinary shares | $				$ 15,554,000
Re-designation of ordinary shares | ¥														(20,268,000)
Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs (in shares) | shares		67,311,809
Re-designation of ordinary shares | ¥														(309,984,000)
Series A-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs (in shares) | shares		65,307,000										62,273,127
Series A-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs (in shares) | shares		101,261,000									81,008,717
Series B-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs (in shares) | shares		250,302,000								200,241,529
Series B-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs (in shares) | shares		14,593,000						11,674,379
Series C-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs (in shares) | shares		164,876,000											164,876,000
Series C-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Re-designation of ordinary shares | ¥														(36,977,000)
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares) | shares		12,545,000
Series D Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Preferred shares issued (in shares) | shares	39,999,999														39,999,999
Aggregate Purchase Price | $	$ 24,000,000
Restricted share units | Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs (in shares) | shares		12,927,101
Ordinary shares | Series B-3 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Re-designation of ordinary shares | ¥														(10,000)
Ordinary shares | Series B-4 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Re-designation of ordinary shares | ¥														(7,000)
Ordinary shares | Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs (in shares) | shares		15,553,793
Re-designation of ordinary shares | ¥														(11,000)
Ordinary shares | Series C-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Re-designation of ordinary shares | ¥														¥ (9,000)